CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 2,604,886	$ 11,151,900
Accounts receivable, net of allowance of nil as of December 31, 2015 and 2016	1,645,237	3,748,398
Inventories, net	224,148	94,409
Prepaid expenses and other current assets	8,677,630	25,281,434
Deferred tax assets	63,286	0
Amounts due from related parties	212,805	806,423
Total current assets	13,427,992	41,082,564
Non-current assets:
Property and equipment, net	1,977,659	478,075
Acquired intangible assets, net	36,274,238	50,562,945
Investment	720,150
Goodwill	221,337,157	250,650,500
Deferred tax assets	156,316	0
Other non-current assets	151,552
Total non-current assets	260,617,072	301,691,520
TOTAL ASSETS	274,045,064	342,774,084
Current liabilities:
Accounts and notes payable (including accounts and notes payable of VIE without recourse to the Company of $3,818,023 and $2,200,292 as of December 31, 2015 and 2016, respectively)	2,200,451	3,831,218
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of $19,134,673 and $8,198,754 as of December 31, 2015 and 2016, respectively)	9,033,258	19,970,456
Advance from customers (including advance from customers of VIE without recourse to the Company of $828,437 and $2,282,353 as of December 31, 2015 and 2016, respectively)	2,282,353	828,437
Amounts due to related parties (including amounts due to related parties of VIE without recourse to the Company of $319,767 and $1,650,168 as of December 31, 2015 and 2016, respectively)	1,711,028	319,767
Total current liabilities	15,227,090	24,949,878
Non-current liabilities:
Other non-current liabilities (including other non-current liabilities of VIE without recourse to the Company of nil and $1,086,342 as of December 31, 2015 and 2016, respectively)	1,352,202	502,180
Deferred tax liabilities (including deferred tax liabilities of the VIE without recourse to the Company of nil and nil as of December 31, 2015 and 2016, respectively)	9,068,560	12,640,736
Total non-current liabilities	10,420,762	13,142,916
TOTAL LIABILITIES	25,647,852	38,092,794
Commitments and contingencies
Shareholders’ equity:
Ordinary shares ($0.00001 par value; 1,827,462,652 shares authorized, 1,476,208,670 shares issued and outstanding as of December 31, 2015 and 2016)	14,756	14,447
Additional paid-in capital	632,994,514	630,469,782
Accumulated deficit	(352,004,277)	(326,711,132)
Accumulated other comprehensive income/(loss)	(32,607,781)	908,193
Total shareholders’ equity	248,397,212	304,681,290
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 274,045,064	$ 342,774,084